Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices for Granting Certain Equity Awards
Our Board approves all equity award grants to our named executive officers on or before the grant date, except to the extent the Board has delegated to the Human Resource Management and Compensation Committee authority to approve equity grants. Our general practice is to complete our annual executive compensation review and determine performance goals and target compensation for our named executive officers. Accordingly, annual equity awards are typically determined, reviewed and approved at the first Board meeting of the fiscal year. These grants are then made effective shortly thereafter. On occasion, the Board may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Board has discretionary authority to grant equity awards to our named executive officers outside of the cycle described above, the Board does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. During fiscal year 2025, we did not grant stock options (or similar awards) to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method
Our Board approves all equity award grants to our named executive officers on or before the grant date, except to the extent the Board has delegated to the Human Resource Management and Compensation Committee authority to approve equity grants. Our general practice is to complete our annual executive compensation review and determine performance goals and target compensation for our named executive officers. Accordingly, annual equity awards are typically determined, reviewed and approved at the first Board meeting of the fiscal year. These grants are then made effective shortly thereafter. On occasion, the Board may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	While the Board has discretionary authority to grant equity awards to our named executive officers outside of the cycle described above, the Board does not take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false